Income Tax (Details) - Schedule of Loss Before Tax at the Statutory Tax Rate - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loss Before Tax at the Statutory Tax Rate [Abstract]
Loss before tax	$ (172,537,530)	$ (49,693,594)	$ (30,970,178)
Tax credit at the domestic rates applicable to losses in the countries/jurisdictions where the Group operates	(3,809,856)	(7,164,497)	(5,220,261)
Income not subject to tax	(180,380)	(134,867)	(13,785)
Expenses not deductible for tax	1,511,627	4,606,490	2,883,631
Adjustments in respect of current tax of previous periods			(26,778)
Tax losses and deductible temporary differences not recognized	2,771,027	2,448,213	2,453,971
Tax losses and deductible temporary differences utilized from previous periods	(282,239)	(4,352)	(118,103)
Others	52,804	(2,766)	3,152
Income tax expense/(credit) at the Group’s effective tax rate	$ 62,983	$ (251,779)	$ (38,173)